Current and long-term debt - 2021 CSSC lease financing (Details) $ in Thousands	1 Months Ended
	May 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224	$ 2,541,678
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,948,592	3,145,623
2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	6 years
Minimum ratio for fair value of vessels	125.00%
2021 CSSC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 48,631	$ 53,893
2021 CSSC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
STI Grace and STI Jermyn | 2021 CSSC Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Consideration paid (received)	$ 57,400
Periodic payment per vessel	$ 200